Description of Business, Basis of Presentation, and Recent Developments (Details)	6 Months Ended
Jun. 30, 2022 segment facility
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Titanium Dioxide
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	7
Performance Additives
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	13